General (Tables)	12 Months Ended
Dec. 31, 2025
General [Abstract]
Schedule of Ownership of the Company’s Investees	The following table presents the ownership of the Company’s Investees (the list consists only of active companies):
	Percentage of ownership
	December 31,
	2025	2024

Matrix	48.12	48.21
Topco (former – Sapiens)	18.68	43.51
Magic Software	46.71	46.71
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	37.33	42.71
Ofek	80.00	80.00
ZAP Group	100.00	100.00
Shamrad	100.00	100.00
Hashahar	51	51
Formula Infrastructure	100	100
Other associate	21.45	21.45

(1)	TSG’s and other associate results of operations are reflected in the Company’s results of operations using the equity method of accounting.